Condensed financial information of Plastec Technologies, Ltd. - Statements of Operations and Comprehensive Income (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues	$ 0	$ 0	$ 0
Other income	0	7	0
Income tax expense	(840)	(779)	(729)
Net income/(loss) attributable to the Company's shareholders	(3,001)	(3,507)	40,849
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Other income	442	967	6,192
Administrative expenses	(2,484)	(3,274)	(14,507)
Income/(loss) before income tax expense	(2,042)	(2,307)	(8,315)
Income tax expense	(680)	(632)	(591)
Net income/(loss) attributable to the Company's shareholders	$ (2,722)	$ (2,939)	$ (8,906)